Issued Capital - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 538,506	$ 475,148	$ 549,326	$ 481,052
Transactions with owners in their capacity as owners:
Ending balance	$ 518,731	$ 500,804	$ 518,731	$ 500,804
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares			583,949,612	498,626,208
Beginning balance			$ 1,051,450	$ 910,405
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares				653,226
Exercise of share options			$ 8,136	$ 390
Transfer to employee share trust, shares | shares			2,450,000
Share based compensation for services rendered, shares | shares			1,187,168
Share based compensation for services rendered			$ 1,867
Transaction costs arising on share issue			$ (196)	$ (2,164)
Total contributions of equity during the period, shares | shares			3,637,168	38,153,226
Total contributions of equity during the period			$ 9,807	$ 48,889
Share options reserve transferred to equity on exercise of options			$ 4,282	$ 341
Ending balance, Shares | shares	587,586,780	536,779,434	587,586,780	536,779,434
Ending balance	$ 1,065,539	$ 959,635	$ 1,065,539	$ 959,635
Issued Capital | Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares under a share placement agreement, shares | shares				37,500,000
Placement of shares under a share placement agreement				$ 50,663